Subsequent Events (Details) - Subsequent Event [Member] - USD ($)				1 Months Ended
	Nov. 27, 2023	Nov. 13, 2023	Nov. 01, 2023	Mar. 31, 2023	Mar. 30, 2023	Mar. 22, 2023
Subsequent Events [Line Items]
Depositing per month		$ 35,000	$ 120,000
Aggregate shares (in Shares)		3,636,456		6,103,350
Redemption value		$ 39,255,410
Redemption value ,per share (in Dollars per share)		$ 10.79
Principal amount	$ 400,000				$ 360,000	$ 150,000
Price per share (in Dollars per share)					$ 10	$ 10
Trust account				$ 360,000
Subsequent one-month extension				$ 120,000
Business Combination [Member]
Subsequent Events [Line Items]
Cash contribution	$ 35,000
Price per share (in Dollars per share)	$ 10